Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2012
Registrant Name	JPMORGAN TRUST II
Central Index Key	0000763852
Amendment Flag	false
Document Creation Date	Sep 3, 2013
Document Effective Date	Sep 3, 2013
Prospectus Date	Nov 1, 2012

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Mid Cap Fund

(All Share Classes)

(a series of JPMorgan Trust II)

(Each a “Fund” and collectively the “Funds”)

Supplement dated September 3, 2013

to the Prospectus dated November 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectuses are hereby replaced with the corresponding tables below.

JPMorgan Intrepid Mid Cap Fund

The tables below replace the corresponding tables on page 9 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.48	0.48	0.48	0.48
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.23	0.23	0.23	0.23

Total Annual Fund Operating Expenses	1.38	1.88	1.88	1.13
Fee Waivers and Expense Reimbursements[1]	(0.23)	(0.09)	(0.09)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.15	1.79	1.79	0.90

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15%, 1.79%, 1.79% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	918	1,220	2,077
CLASS B SHARES ($)	682	882	1,208	2,063
CLASS C SHARES ($)	282	582	1,008	2,194
SELECT CLASS SHARES ($)	92	336	600	1,354

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	918	1,220	2,077
CLASS B SHARES ($)	182	582	1,008	2,063
CLASS C SHARES ($)	182	582	1,008	2,194
SELECT CLASS SHARES ($)	92	336	600	1,354

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Supplement [Text Block]	jpmt21_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Mid Cap Fund

(All Share Classes)

(a series of JPMorgan Trust II)

(Each a “Fund” and collectively the “Funds”)

Supplement dated September 3, 2013

to the Prospectus dated November 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectuses are hereby replaced with the corresponding tables below.

JPMorgan Intrepid Mid Cap Fund

The tables below replace the corresponding tables on page 9 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.48	0.48	0.48	0.48
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.23	0.23	0.23	0.23

Total Annual Fund Operating Expenses	1.38	1.88	1.88	1.13
Fee Waivers and Expense Reimbursements[1]	(0.23)	(0.09)	(0.09)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.15	1.79	1.79	0.90

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15%, 1.79%, 1.79% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	918	1,220	2,077
CLASS B SHARES ($)	682	882	1,208	2,063
CLASS C SHARES ($)	282	582	1,008	2,194
SELECT CLASS SHARES ($)	92	336	600	1,354

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	918	1,220	2,077
CLASS B SHARES ($)	182	582	1,008	2,063
CLASS C SHARES ($)	182	582	1,008	2,194
SELECT CLASS SHARES ($)	92	336	600	1,354

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Intrepid Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt21_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Mid Cap Fund

(All Share Classes)

(a series of JPMorgan Trust II)

(Each a “Fund” and collectively the “Funds”)

Supplement dated September 3, 2013

to the Prospectus dated November 1, 2012, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the Funds’ adviser, administrator, and distributor (the “Service Providers”) contractually agreed to waive fees and or reimburse additional expenses on all share classes of the Funds. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectuses are hereby replaced with the corresponding tables below.

JPMorgan Intrepid Mid Cap Fund

The tables below replace the corresponding tables on page 9 of the Class A, Class B, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.48	0.48	0.48	0.48
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.23	0.23	0.23	0.23

Total Annual Fund Operating Expenses	1.38	1.88	1.88	1.13
Fee Waivers and Expense Reimbursements[1]	(0.23)	(0.09)	(0.09)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.15	1.79	1.79	0.90

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.15%, 1.79%, 1.79% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	918	1,220	2,077
CLASS B SHARES ($)	682	882	1,208	2,063
CLASS C SHARES ($)	282	582	1,008	2,194
SELECT CLASS SHARES ($)	92	336	600	1,354

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	636	918	1,220	2,077
CLASS B SHARES ($)	182	582	1,008	2,063
CLASS C SHARES ($)	182	582	1,008	2,194
SELECT CLASS SHARES ($)	92	336	600	1,354

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/14
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund?s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Intrepid Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	636
3 Years	rr_ExpenseExampleYear03	918
5 Years	rr_ExpenseExampleYear05	1,220
10 Years	rr_ExpenseExampleYear10	2,077
1 Year	rr_ExpenseExampleNoRedemptionYear01	636
3 Years	rr_ExpenseExampleNoRedemptionYear03	918
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,077
JPMorgan Intrepid Mid Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.79%	[1]
1 Year	rr_ExpenseExampleYear01	682
3 Years	rr_ExpenseExampleYear03	882
5 Years	rr_ExpenseExampleYear05	1,208
10 Years	rr_ExpenseExampleYear10	2,063
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,008
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,063
JPMorgan Intrepid Mid Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.79%	[1]
1 Year	rr_ExpenseExampleYear01	282
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,008
10 Years	rr_ExpenseExampleYear10	2,194
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,008
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,194
JPMorgan Intrepid Mid Cap Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	600
10 Years	rr_ExpenseExampleYear10	1,354
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	336
5 Years	rr_ExpenseExampleNoRedemptionYear05	600
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,354

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.15%, 1.79%, 1.79% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 3, 2013